Taxation - Schedule of Income Tax (Expense) Benefit (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Current tax expense	$ (12.1)	$ (10.3)	$ (23.0)	$ (23.4)
Change in deferred tax	1.2	5.5	1.0	6.0
Total	$ (10.9)	$ (4.8)	$ (22.0)	$ (17.4)